Stockholders' Life Insurance	9 Months Ended
Sep. 30, 2021
Stockholders Life Insurance [Abstract]
Stockholders' Life Insurance

NOTE 8 — Stockholders’ Life Insurance

Mikab has purchased insurance on the lives of certain former Mikab stockholders. Including Americrew’s Chief Operating Officer. Mikab is both the owner and beneficiary of these policies. The purpose of these policies is to buy back the shares of the stockholder in the event of their death.

Mikab also provides whole life insurance to several of the key employees who have been given incentive mortgages as described in Note 6.